Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2015
Fortissimo [Member]
Balances and Transactions With Related Parties (Textual)
Management annual fee		$ 120
Percentage of management net income		5.00%
Property management maximum fee		$ 250
Expenses from transactions with related party			$ 30
Management fee, description		Under the agreement the Company agreed to pay Fortissimo a one-time payment of $750.
Acord Insurance Agency Ltd. ("Acord") [Member]
Balances and Transactions With Related Parties (Textual)
Expenses from transactions with related party		$ 21
Annual Premium		248
Priority Software Ltd. ("Priority") [Member]
Balances and Transactions With Related Parties (Textual)
Expenses from transactions with related party		$ 15
Maintenance fees	$ 32
Cost of licenses	$ 58
Related party transaction, description	In October 2017, the Company amended its contract with Priority, increasing it from 55 general licenses to 250 named licenses including web.